LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 9:-LEASES

The Company entered into operating leases primarily for offices. The leases have remaining lease terms of up to 7 years, some of which may include options to extend the leases for up to an additional 5 years.

The components of operating lease costs were as follows:

	Year ended December 31,
	2021	2022

Operating lease cost	$7,224	$7,522
Short-term lease cost	1,188	1,326
Variable lease cost	1,302	1,342
Sublease income	(195)	-

Total net lease costs	$9,519	$10,190

Supplemental balance sheet information related to operating leases is as follows:

	December 31,
	2021	2022

Operating lease ROU assets (under other long-term assets in the balance sheets)	$14,159	$37,857
Operating lease liabilities, current	$6,974	$7,857
Operating lease liabilities, long-term (under other long-term liabilities in the balance sheets)	$10,239	$28,874
Weighted average remaining lease term (in years)	2.9	5.7
Weighted average discount rate	1.7%	2.8%

Lease liability as of December 31, 2022, are as follows:

December 31, 2022

2023	7,691
2024	7,384
2025	6,663
2026	5,717
2027	5,174
Thereafter	6,670

Total undiscounted lease payments	39,299
Less: imputed interest	(2,568)

Present value of lease liabilities	$36,731